Note 20. Supplementary Cash Flow Information (Detail) - Changes in Operating Assets and Liabilities: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Accounts receivable	$ (7,963)	$ 1,159	$ 1,726
Inventories	(3,382)	(4,012)	(3,697)
Other current assets and long term assets	17,767	5,206	(3,569)
Accounts payable and accrued liabilities	26,254	(26,178)	(2,864)
Income taxes	(18,360)	2,951	(37,216)
Deferred income	(2,217)	(11,298)	(1,396)
Other long-term obligations	(4,228)	(1,284)	(1,738)
	$ 7,871	$ (33,456)	$ (48,754)